IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [text block] [Abstract]
Disclosure of impairment [text block]
				Purchased or
				originated
	Stage 1	Stage 2	Stage 3	credit-impaired	Total
	£m	£m	£m	£m	£m
Year ended 31 December 2019
Impact of transfers between stages	(17)	89	532	–	604
Other changes in credit quality	4	1	899	(106)	798
Additions (repayments)	94	(39)	(84)	(87)	(116)
Methodology, model and assumption changes	33	(27)	8	–	14
Other items	(4)	–	–	–	(4)
	127	(65)	823	(193)	692
Total impairment	110	24	1,355	(193)	1,296

In respect of:
Loans and advances to banks	–	–	–	–	–
Loans and advances to customers	139	10	1,351	(193)	1,307
Financial assets at amortised cost	139	10	1,351	(193)	1,307
Other assets	–	–	5	–	5
Impairment charge on drawn balances	139	10	1,356	(193)	1,312
Loan commitments and financial guarantees	(28)	14	(1)	–	(15)
Financial assets at fair value through other comprehensive income	(1)	–	–	–	(1)
Total impairment	110	24	1,355	(193)	1,296

				Purchased or
				originated
	Stage 1	Stage 2	Stage 3	credit-impaired	Total
	£m	£m	£m	£m	£m
Year ended 31 December 2018
Impact of transfers between stages	(12)	51	446	–	485
Other changes in credit quality	(20)	(47)	541	69	543
Additions (repayments)	18	(82)	43	(69)	(90)
Methodology, model and assumption changes	(71)	(21)	72	–	(20)
Other items	(13)	–	32	–	19
	(86)	(150)	688	–	452
Total impairment	(98)	(99)	1,134	–	937

In respect of:
Loans and advances to banks	1	–	–	–	1
Loans and advances to customers	(66)	(51)	1,139	–	1,022
Financial assets at amortised cost	(65)	(51)	1,139	–	1,023
Other assets	–	–	1	–	1
Impairment charge on drawn balances	(65)	(51)	1,140	–	1,024
Loan commitments and financial guarantees	(19)	(48)	(6)	–	(73)
Financial assets at fair value through other comprehensive income	(14)	–	–	–	(14)
Total impairment	(98)	(99)	1,134	–	937

Disclosure of Impairment Loss and Reversal of Impairment Loss [text block]
2017
£m
Impairment losses on loans and receivables:
Loans and advances to customers	697
Debt securities classified as loans and receivables	(6)
Total impairment losses on loans and receivables	691
Impairment of available-for-sale financial assets	6
Other credit risk provisions	(9)
Total impairment charged to the income statement	688